Net interest income - Summary of Interest Expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expenses [Abstract]
Interest from time deposits	$ 1,908,545,742	$ 1,393,518,433	$ 3,333,345,256
Interest from current accounts deposits	345,796,839	625,752,727	892,453,109
Interest from other financial liabilities	139,874,624	28,621,067	13,257,467
Interest from bank loans	120,259,285	55,224,623	72,491,430
Premium for reverse repurchase agreements	26,679,410	1,066,557	71,578
UVA clause adjustment	14,186,559	175,464,814	122,418,032
Borrowing surety bond transactions	10,268,952	15,654,376	0
Interest from savings accounts deposits	8,077,793	24,119,382	20,500,688
Interest on the lease liability	5,009,579	5,394,272	4,867,434
TOTAL	$ 2,578,698,783	$ 2,324,816,251	$ 4,459,404,994